Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 5,340,678,913	$ 832,634,711	$ 89,022,006	$ 205,099,282	$ 170,698	$ 6,467,605,610
Onshore/US/US-AK/Oil/Natural Gas/Well [Member]
Total		84,131,603	5,619,084			89,750,687
Onshore/US/US-AL/Oil/Natural Gas/Well [Member]
Total		1,434				1,434
Onshore/US/US-CO/Oil/Natural Gas/Well [Member]
Total		667	2,140			2,807
Onshore/US/US-MT/Oil/Natural Gas/Well [Member]
Total		7,292	341			7,633
Onshore/US/US-ND/Oil/Natural Gas/Well [Member]
Total		45,745,649	144,628			45,890,277
Onshore/US/US-NM/Oil/Natural Gas/Well [Member]
Total		382,587,759	1,590,275			384,178,034
Onshore/US/US-OK/Oil/Natural Gas/Well [Member]
Total		(13,054)				(13,054)
Onshore/US/US-UT/Oil/Natural Gas/Well [Member]
Total		567,501	8,600			576,101
Onshore/US/US-WY/Oil/Natural Gas/Well [Member]
Total		755,366	2,426			757,792
Offshore-Gulf of Mexico/US/US-LA/Oil/Natural Gas/Well [Member]
Total		27,072,624				27,072,624
Onshore/US/US-NM/Caliche/Open Pit [Member]
Total		772,130				772,130
Onshore/CA/CA-AB/Oil/Well [Member]
Total	17,732,588	165,175,842	4,856,421			187,764,851
Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]
Total	1,857,305	29,547,602	3,310,677			34,715,584
Offshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]
Total	14,545,955					14,545,955
Offshore-North Sea/GB/GB-NBL/Oil/Natural Gas/Well [Member]
Total			238,121			238,121
Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]
Total	1,317,147,512	$ 96,282,296	82,547			1,413,512,355
Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]
Total			64,643,617	$ 205,099,282		269,742,899
Offshore-Norwegian Sea/NO/NO-46/Oil/Natural Gas/Well [Member]
Total			1,958,306			1,958,306
Entity Level Payment/NO [Member]
Total	2,766,791,133					2,766,791,133
Onshore/AU/AU-QLD/Natural Gas/Well [Member]
Total			261,120			261,120
Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]
Total	167,379,229		233,680			167,612,909
Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]
Total	298,249,191		5,819,773		$ 170,698	304,239,662
Onshore/KH/KH-12/Oil/Natural Gas/Well [Member]
Total			$ 250,250			250,250
Entity Level Payment/US [Member]
Total	$ 756,976,000					$ 756,976,000